DECOMMISSIONING AND RESTORATION PROVISION - Reclamation bonds (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
DECOMMISSIONING AND RESTORATION PROVISION
Restricted Cash		$ 5,036	$ 9,377
Security deposits		4,731	$ 7,196
Surety bond	$ 14,200	11,378
Security deposits classified as restricted cash and cash equivalents	3,550	2,844
Performance security bond	$ 2,546	$ 2,040